PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 1.4%
39,228
(1)(2)
AMC Entertainment
Holdings, Inc. - Class A
$ 113,761
0.0
1,763
(1)
AMC Networks, Inc.
- Class A
14,527
0.0
13,202
(1)
CarGurus, Inc.
491,511
0.2
3,500
(1)
Cars.com, Inc.
42,770
0.0
7,678
(1)
EchoStar Corp. - Class
A
586,292
0.2
53,145
(1)
Eventbrite, Inc. - Class
A
133,925
0.1
2,362
(1)
Globalstar, Inc.
85,953
0.0
4,286
(1)
Gogo, Inc.
36,817
0.0
6,348
Gray Television, Inc.
36,691
0.0
2,315
(1)
IMAX Corp.
75,816
0.0
1,882  Iridium
Communications, Inc.
32,860
0.0
5,521  John Wiley & Sons,
Inc. - Class A
223,435
0.1
96,351
(1)
Lumen Technologies,
Inc.
589,668
0.2
19,546
(1)
Magnite, Inc.
425,712
0.1
14,672
(1)
Nextdoor Holdings,
Inc.
30,665
0.0
20,203
Playtika Holding Corp.
78,590
0.0
21,663
(1)
PubMatic, Inc. - Class
A
179,370
0.1
5,209
(1)
QuinStreet, Inc.
80,583
0.0
5,572
Scholastic Corp.
152,561
0.1
30,881
(1)
Stagwell, Inc.
173,860
0.1
10,262
(1)
TechTarget, Inc.
59,622
0.0
4,459  Telephone and Data
Systems, Inc.
174,971
0.1
9,085
(1)(2)
Thryv Holdings, Inc.
109,565
0.0
13,538
(1)
Yelp, Inc.
422,386
0.1
4,351,911
1.4
Consumer Discretionary : 10.9%
3,534
(1)
Abercrombie & Fitch
Co. - Class A
302,334
0.1
12,504
(1)
Accel Entertainment,
Inc.
138,419
0.0
17,067
(2)
Acushnet Holdings
Corp.
1,339,589
0.4
27,088
(1)
Adient PLC
652,279
0.2
3,528
(1)
Adtalem Global
Education, Inc.
544,900
0.2
3,268  Advance Auto Parts,
Inc.
200,655
0.1
15,100  American Eagle
Outfitters, Inc.
258,361
0.1
962
(1)
Asbury Automotive
Group, Inc.
235,161
0.1
3,049
(1)
Beazer Homes USA,
Inc.
74,853
0.0
807
(1)
Biglari Holdings, Inc.
- Class B
261,186
0.1
5,129
(1)
BJ's Restaurants, Inc.
156,588
0.0
1,149
(1)
Black Rock Coffee Bar,
Inc. - Class A
27,415
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,622
(1)
Boot Barn Holdings,
Inc.
$ 268,798
0.1
19,880
(1)
Bright Horizons Family
Solutions, Inc.
2,158,372
0.7
1,676
(1)
Brinker International,
Inc.
212,316
0.1
20,148
Brunswick Corp.
1,274,159
0.4
5,259
Buckle, Inc.
308,493
0.1
21,262
(1)
Capri Holdings Ltd.
423,539
0.1
295
(1)
Cavco Industries, Inc.
171,315
0.1
1,877  Century Communities,
Inc.
118,945
0.0
18,838
Dana, Inc.
377,513
0.1
20,393
(1)
EVgo, Inc.
96,459
0.0
5,347
(1)
Five Below, Inc.
827,181
0.3
36,514
(1)
Funko, Inc. - Class A
125,608
0.0
31,258
Garrett Motion, Inc.
425,734
0.1
2,412
(1)
Genesco, Inc.
69,924
0.0
49,012
Gentex Corp.
1,387,040
0.5
7,543
(1)(2)
GigaCloud Technology,
Inc. - Class A
214,221
0.1
2,950
(1)
Green Brick Partners,
Inc.
217,887
0.1
373  Group 1 Automotive,
Inc.
163,191
0.1
6,229
(1)
Hilton Grand
Vacations, Inc.
260,434
0.1
1,403  Installed Building
Products, Inc.
346,064
0.1
12,952
(2)
International Game
Technology PLC
223,422
0.1
16,092
(2)
Jack in the Box, Inc.
318,139
0.1
4,861
KB Home
309,354
0.1
10,466
Kohl's Corp.
160,862
0.1
14,668
(1)
Laureate Education,
Inc.
462,629
0.1
11,926
(1)
Life Time Group
Holdings, Inc.
329,158
0.1
2,601
(1)
M/I Homes, Inc.
375,688
0.1
1,363
(1)
MasterCraft Boat
Holdings, Inc.
29,250
0.0
43,436
(1)
McGraw Hill, Inc.
545,122
0.2
2,961
Meritage Homes Corp.
214,465
0.1
17,895
(1)
Modine Manufacturing
Co.
2,543,953
0.8
17,208  Monarch Casino &
Resort, Inc.
1,821,295
0.6
15,867  OneSpaWorld
Holdings Ltd.
335,428
0.1
40,648
(1)(2)
Peloton Interactive,
Inc. - Class A
365,832
0.1
6,399
Phinia, Inc.
367,815
0.1
18,592
(1)
Planet Fitness, Inc.
- Class A
1,929,850
0.6
2,917
Polaris, Inc.
169,565
0.1
29,060
(1)
RealReal, Inc.
308,908
0.1
2,834  Red Rock Resorts, Inc.
- Class A
173,044
0.1
4,750
(1)
SeaWorld
Entertainment, Inc.
245,575
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
13,400
(1)
Shake Shack, Inc.
- Class A
$ 1,254,374
0.4
9,764
Signet Jewelers Ltd.
936,563
0.3
2,195  Sonic Automotive, Inc.
- Class A
167,018
0.1
3,924
(1)
Stride, Inc.
584,441
0.2
7,084
(1)
Taylor Morrison Home
Corp.
467,615
0.2
15,510
(1)
Tri Pointe Homes, Inc.
526,875
0.2
50,434
(1)
Udemy, Inc.
353,542
0.1
9,225
(1)
Urban Outfitters, Inc.
658,942
0.2
6,093
Vail Resorts, Inc.
911,330
0.3
9,696
(1)
Victoria's Secret & Co.
263,149
0.1
11,714
(1)
Warby Parker, Inc.
- Class A
323,072
0.1
15,369  Wolverine World Wide,
Inc.
421,725
0.1
20,695  Wyndham Hotels &
Resorts, Inc.
1,653,530
0.5
33,390,463
10.9
Consumer Staples : 3.4%
3,742
Andersons, Inc.
148,969
0.1
2,337
(1)
BellRing Brands, Inc.
84,950
0.0
5,923
(1)
BJ's Wholesale Club
Holdings, Inc.
552,320
0.2
3,826
Cal-Maine Foods, Inc.
360,027
0.1
5,572
(1)
Central Garden & Pet
Co. - Class A
164,541
0.1
6,118
(1)
Chefs' Warehouse, Inc.
356,863
0.1
15,069
Dole PLC
202,527
0.1
3,890  Fresh Del Monte
Produce, Inc.
135,061
0.0
16,443
(1)
Freshpet, Inc.
906,174
0.3
5,016
(1)
Nature's Sunshine
Products, Inc.
77,848
0.0
4,941
(1)
Oddity Tech Ltd.
- Class A
307,824
0.1
24,867
(1)
Performance Food
Group Co.
2,587,163
0.9
83,278  Primo Brands Corp.
- Class A
1,840,444
0.6
10,259
(1)
Simply Good Foods
Co.
254,628
0.1
1,799
(1)
Sprouts Farmers
Market, Inc.
195,731
0.1
21,808
(1)
SunOpta, Inc.
127,795
0.0
130,327
Utz Brands, Inc.
1,583,473
0.5
5,973
(1)
Vita Coco Co., Inc.
253,673
0.1
1,821
(1)
Vital Farms, Inc.
74,934
0.0
10,214,945
3.4
Energy : 4.4%
44,593
Berry Corp.
168,561
0.1
2,183
(1)
Bristow Group, Inc.
78,763
0.0
38,347
Cactus, Inc. - Class A
1,513,556
0.5
865
(1)(2)
Centrus Energy Corp.
- Class A
268,211
0.1
1,332
Chord Energy Corp.
132,361
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
76,489
(1)
Clean Energy Fuels
Corp.
$ 197,342
0.1
6,685
(1)
CNX Resources Corp.
214,722
0.1
1,014  Core Natural
Resources, Inc.
84,649
0.0
3,581
CVR Energy, Inc.
130,635
0.0
5,304  Delek US Holdings,
Inc.
171,160
0.1
14,503
DT Midstream, Inc.
1,639,709
0.5
22,873
(1)
Energy Fuels, Inc./
Canada
351,101
0.1
10,874  Excelerate Energy, Inc.
- Class A
273,916
0.1
48,407  Flowco Holdings, Inc.
- Class A
718,844
0.2
8,396
(1)
Forum Energy
Technologies, Inc.
224,257
0.1
1,910
(1)
Gulfport Energy Corp.
345,672
0.1
1,977  International Seaways,
Inc.
91,100
0.0
32,493
Liberty Energy, Inc.
400,964
0.1
6,540  Matador Resources
Co.
293,842
0.1
6,744
Murphy Oil Corp.
191,597
0.1
15,721
(1)(2)
New Fortress Energy,
Inc.
34,743
0.0
17,487
(1)
NextDecade Corp.
118,737
0.0
5,199
(2)
Noble Corp. PLC
147,028
0.1
11,252
(1)
Oceaneering
International, Inc.
278,825
0.1
36,201
(1)
Oil States International,
Inc.
219,378
0.1
6,464
Ovintiv, Inc.
261,016
0.1
13,966
(1)
Par Pacific Holdings,
Inc.
494,676
0.2
11,138  Patterson-UTI Energy,
Inc.
57,695
0.0
4,788  PBF Energy, Inc.
- Class A
144,454
0.0
17,524
Peabody Energy Corp.
464,736
0.2
11,304
(1)
ProPetro Holding Corp.
59,233
0.0
12,592  Ranger Energy
Services, Inc. - Class A
176,792
0.1
428
Scorpio Tankers, Inc.
23,989
0.0
61,577
SM Energy Co.
1,537,578
0.5
39,040
Teekay Corp. Ltd.
319,347
0.1
8,948  Teekay Tankers Ltd.
- Class A
452,321
0.1
76,652
(1)
Transocean Ltd.
239,154
0.1
30,263
(1)
Uranium Energy Corp.
403,708
0.1
1,904
(1)
Valaris Ltd.
92,858
0.0
2,416  Weatherford
International PLC
165,327
0.1
9,096  World Fuel Services
Corp.
236,041
0.1
13,418,598
4.4
Financials : 18.7%
45,411
(1)
Accelerant Holdings
- Class A
676,170
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,107  Amalgamated
Financial Corp.
$ 30,055
0.0
5,619
Amerant Bancorp, Inc.
108,278
0.0
8,654
Ameris Bancorp
634,425
0.2
7,643  Apollo Commercial
Real Estate Finance,
Inc.
77,424
0.0
2,640
Associated Banc-Corp.
67,874
0.0
1,673  Atlantic Union
Bankshares Corp.
59,040
0.0
4,603
(1)
Axos Financial, Inc.
389,644
0.1
30,999
Banc of California, Inc.
513,033
0.2
6,222  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
286,025
0.1
18,046  Bank of NT Butterfield
& Son Ltd.
774,534
0.3
46,480
BankUnited, Inc.
1,773,677
0.6
534
BayCom Corp.
15,353
0.0
4,751  Berkshire Hills
Bancorp, Inc.
112,646
0.0
47,286  BGC Group, Inc.
- Class A
447,326
0.2
3,309
(1)
Bridgewater
Bancshares, Inc.
58,238
0.0
1,674  Brightsphere
Investment Group, Inc.
80,620
0.0
27,275  BrightSpire Capital,
Inc.
148,103
0.1
35,974
(1)
BRP Group, Inc.
- Class A
1,014,827
0.3
5,461
(1)
Bullish
347,374
0.1
22,756
Burford Capital Ltd.
272,162
0.1
657  Burke & Herbert
Financial Services
Corp.
40,530
0.0
6,507  Business First
Bancshares, Inc.
153,630
0.1
15,005
Byline Bancorp, Inc.
416,089
0.1
2,995
Cadence Bank
112,432
0.0
789  Capital City Bank
Group, Inc.
32,972
0.0
4,831  Capitol Federal
Financial, Inc.
30,677
0.0
2,087  Central Pacific
Financial Corp.
63,320
0.0
1,382  ChoiceOne Financial
Services, Inc.
40,023
0.0
7,794
CNB Financial Corp.
188,615
0.1
9,790  CNO Financial Group,
Inc.
387,195
0.1
26,280  Commerce
Bancshares, Inc.
1,570,493
0.5
1,572  Compass Diversified
Holdings
10,407
0.0
13,930  ConnectOne Bancorp,
Inc.
345,603
0.1
12,664  Cullen/Frost Bankers,
Inc.
1,605,415
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
11,721
(1)
Customers Bancorp,
Inc.
$ 766,202
0.3
9,476  DigitalBridge Group,
Inc.
110,869
0.0
1,718  Dime Community
Bancshares, Inc.
51,248
0.0
5,626
(1)
Donnelley Financial
Solutions, Inc.
289,345
0.1
38,932  Eastern Bankshares,
Inc.
706,616
0.2
5,816
Enact Holdings, Inc.
222,985
0.1
6,850
(1)
Enova International,
Inc.
788,367
0.3
8,180  Enterprise Financial
Services Corp.
474,276
0.2
8,903  Equity Bancshares,
Inc. - Class A
362,352
0.1
6,451
Essent Group Ltd.
410,026
0.1
5,803  Evercore, Inc. - Class
A
1,957,468
0.6
10,372
EVERTEC, Inc.
350,366
0.1
1,593
FB Financial Corp.
88,794
0.0
13,485  Fidelis Insurance
Holdings Ltd.
244,753
0.1
9,228  Financial Institutions,
Inc.
251,002
0.1
21,423  First BanCorp/Puerto
Rico
472,377
0.2
64,013
First Financial Bancorp
1,616,328
0.5
3,073
First Financial Corp.
173,440
0.1
57,622
First Hawaiian, Inc.
1,430,754
0.5
37,472
First Horizon Corp.
847,242
0.3
42,616  First Interstate
BancSystem, Inc.
- Class A
1,358,172
0.5
7,711
First Merchants Corp.
290,705
0.1
4,951  First Mid Bancshares,
Inc.
187,544
0.1
1,034  FirstCash Holdings,
Inc.
163,806
0.1
3,631
(1)
Hamilton Insurance
Group Ltd. - Class B
90,049
0.0
3,931  Hancock Whitney
Corp.
246,120
0.1
10,193
Hanmi Financial Corp.
251,665
0.1
12,019  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
368,983
0.1
600
HBT Financial, Inc.
15,120
0.0
28,269  Heritage Commerce
Corp.
280,711
0.1
1,523
(1)
Heritage Insurance
Holdings, Inc.
38,349
0.0
5,893
Hilltop Holdings, Inc.
196,944
0.1
831  HomeTrust
Bancshares, Inc.
34,021
0.0
7,454
Horizon Bancorp, Inc.
119,339
0.0
1,934  Independent Bank
Corp.
133,775
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,410  Jackson Financial, Inc.
- Class A
$ 648,884
0.2
3,638  Kinsale Capital Group,
Inc.
1,547,096
0.5
56,030
Ladder Capital Corp.
611,287
0.2
6,379
(1)
LendingClub Corp.
96,897
0.0
653
(1)
LendingTree, Inc.
42,269
0.0
7,618
Marex Group PLC
256,117
0.1
9,565  MarketAxess Holdings,
Inc.
1,666,701
0.6
68,468
(1)
Marqeta, Inc. - Class A
361,511
0.1
5,829
Mercantile Bank Corp.
262,305
0.1
1,487
Merchants Bancorp
47,287
0.0
4,192  Metropolitan Bank
Holding Corp.
313,645
0.1
21,096
(1)
Miami International
Holdings, Inc.
849,325
0.3
523  Mid Penn Bancorp,
Inc.
14,979
0.0
3,168  MidWestOne Financial
Group, Inc.
89,623
0.0
12,362
Moelis & Co. - Class A
881,658
0.3
7,493
Morningstar, Inc.
1,738,451
0.6
1,727
Mr Cooper Group, Inc.
364,034
0.1
2,087  National Bank Holdings
Corp. - Class A
80,642
0.0
3,624
Navient Corp.
47,656
0.0
664
Nelnet, Inc. - Class A
83,252
0.0
12,162  Neptune Insurance
Holdings, Inc.
243,240
0.1
2,901
(1)
NerdWallet, Inc.
- Class A
31,215
0.0
14,694  New York Mortgage
Trust, Inc.
102,417
0.0
7,902
(1)
NMI Holdings, Inc.
- Class A
302,963
0.1
4,120
Northrim BanCorp, Inc.
89,239
0.0
20,106  OceanFirst Financial
Corp.
353,262
0.1
7,137
OFG Bancorp
310,388
0.1
26,238
Old National Bancorp
575,924
0.2
15,681  Old Second Bancorp,
Inc.
271,046
0.1
3,179
Origin Bancorp, Inc.
109,739
0.0
16,836
(1)
Oscar Health, Inc.
- Class A
318,705
0.1
458
(1)
Palomar Holdings, Inc.
53,472
0.0
8,887  Pathward Financial,
Inc.
657,727
0.2
1,730  Peapack-Gladstone
Financial Corp.
47,748
0.0
3,550  PennyMac Financial
Services, Inc.
439,774
0.2
474  Pinnacle Financial
Partners, Inc.
44,456
0.0
764
Piper Sandler Cos.
265,100
0.1
4,565
PROG Holdings, Inc.
147,723
0.1
3,107  Provident Financial
Services, Inc.
59,903
0.0
5,404
QCR Holdings, Inc.
408,759
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
10,518
Radian Group, Inc.
$ 380,962
0.1
4,601
Redwood Trust, Inc.
26,640
0.0
2,796
Renasant Corp.
103,144
0.0
25,479
RLI Corp.
1,661,740
0.6
2,341  Safety Insurance
Group, Inc.
165,485
0.1
1,891  Selective Insurance
Group, Inc.
153,303
0.1
15,849  ServisFirst
Bancshares, Inc.
1,276,320
0.4
2,315
(1)
Sezzle, Inc.
184,112
0.1
8,006  Simmons First National
Corp. - Class A
153,475
0.1
5,592
(1)
SiriusPoint Ltd.
101,159
0.0
1,048
(1)
Skyward Specialty
Insurance Group, Inc.
49,843
0.0
893
SmartFinancial, Inc.
31,907
0.0
12,012  South Plains Financial,
Inc.
464,264
0.2
1,083  Southern Missouri
Bancorp, Inc.
56,922
0.0
2,947  Southside Bancshares,
Inc.
83,253
0.0
1,034
Southstate Bank Corp.
102,232
0.0
32,643  StepStone Group, Inc.
- Class A
2,131,914
0.7
6,842
(1)
StoneX Group, Inc.
690,495
0.2
1,681
(1)
Texas Capital
Bancshares, Inc.
142,095
0.1
5,209  Towne Bank/
Portsmouth VA
180,075
0.1
10,465  TPG RE Finance Trust,
Inc.
89,580
0.0
2,910
TriCo Bancshares
129,233
0.1
1,089
Trustmark Corp.
43,124
0.0
2,884
UMB Financial Corp.
341,321
0.1
2,300  United Bankshares,
Inc.
85,583
0.0
1,896  United Community
Banks, Inc.
59,440
0.0
1,872
Unity Bancorp, Inc.
91,485
0.0
3,737
Univest Financial Corp.
112,185
0.0
5,736
(1)(2)
Upstart Holdings, Inc.
291,389
0.1
2,892
Veritex Holdings, Inc.
96,969
0.0
2,592  Victory Capital
Holdings, Inc. - Class A
167,858
0.1
1,170  Virtus Investment
Partners, Inc.
222,335
0.1
3,871
Walker & Dunlop, Inc.
323,693
0.1
3,678
WesBanco, Inc.
117,439
0.0
17,131  Wintrust Financial
Corp.
2,268,830
0.8
28,069
WSFS Financial Corp.
1,513,761
0.5
57,204,326
18.7
Health Care : 11.9%
24,306
(1)
10X Genomics, Inc.
- Class A
284,137
0.1
12,092
(1)
ACADIA
Pharmaceuticals, Inc.
258,043
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
706
(1)
Addus HomeCare
Corp.
$ 83,301
0.0
11,616
(1)
Akero Therapeutics,
Inc.
551,528
0.2
17,294
(1)
Alkermes PLC
518,820
0.2
37,059
(1)
Amicus Therapeutics,
Inc.
292,025
0.1
27,210
(1)
Amneal
Pharmaceuticals, Inc.
272,372
0.1
3,123
(1)
ANI Pharmaceuticals,
Inc.
286,067
0.1
25,519
(1)
Arrowhead
Pharmaceuticals, Inc.
880,150
0.3
15,872
(1)
Atea Pharmaceuticals,
Inc.
46,029
0.0
9,938
(1)
AtriCure, Inc.
350,314
0.1
31,574
(1)
Avadel
Pharmaceuticals PLC
482,135
0.2
24,520
(1)
Avanos Medical, Inc.
283,451
0.1
12,556
(1)
Avidity Biosciences,
Inc.
547,065
0.2
12,644
(1)
Axogen, Inc.
225,569
0.1
1,431
(1)
Axsome Therapeutics,
Inc.
173,795
0.1
27,379
(1)
BioCryst
Pharmaceuticals, Inc.
207,807
0.1
8,971
(1)
Bridgebio Pharma, Inc.
465,954
0.1
6,076
(1)
BrightSpring Health
Services, Inc.
179,607
0.1
14,478
(1)
Catalyst
Pharmaceuticals, Inc.
285,217
0.1
3,486
(1)
Celldex Therapeutics,
Inc.
90,183
0.0
19,218
(1)(2)
Ceribell, Inc.
220,815
0.1
11,733
(1)(2)
CG oncology, Inc.
472,605
0.2
4,448
Chemed Corp.
1,991,548
0.6
80,571  Concentra Group
Holdings Parent, Inc.
1,686,351
0.5
5,522
(1)
Corcept Therapeutics,
Inc.
458,933
0.1
10,086
(1)
Crinetics
Pharmaceuticals, Inc.
420,082
0.1
8,213
(1)
CRISPR Therapeutics
AG
532,285
0.2
13,163
(1)
CryoPort, Inc.
124,785
0.0
19,589
(1)
Dynavax Technologies
Corp.
194,519
0.1
6,305
Embecta Corp.
88,964
0.0
20,684  Encompass Health
Corp.
2,627,282
0.9
3,897
Ensign Group, Inc.
673,285
0.2
100,041
(1)
Envista Holdings Corp.
2,037,835
0.7
822
(1)
GeneDx Holdings
Corp.
88,562
0.0
4,579
(1)
Glaukos Corp.
373,417
0.1
5,517
(1)
Haemonetics Corp.
268,899
0.1
4,117
(1)
Halozyme
Therapeutics, Inc.
301,941
0.1
36,688
(1)
Health Catalyst, Inc.
104,561
0.0
16,044
(1)
HealthEquity, Inc.
1,520,490
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,728
HealthStream, Inc.
$ 359,439
0.1
2,132
(1)(2)
HeartFlow, Inc.
71,763
0.0
10,533
(1)(2)
Hinge Health, Inc.
- Class A
516,960
0.2
13,150
(1)
ICU Medical, Inc.
1,577,474
0.5
7,478
(1)
Indivior PLC
180,295
0.1
20,716
(1)
Inogen, Inc.
169,250
0.1
11,973
(1)
Integra LifeSciences
Holdings Corp.
171,573
0.1
2,776
(1)
iRhythm Technologies,
Inc.
477,444
0.2
9,334
(1)
Janux Therapeutics,
Inc.
228,123
0.1
13,007
(1)(2)
Korro Bio, Inc.
622,905
0.2
2,296
(1)
Krystal Biotech, Inc.
405,313
0.1
9,937
(1)
Kymera Therapeutics,
Inc.
562,434
0.2
3,786
(1)
Lantheus Holdings,
Inc.
194,184
0.1
1,751
(1)
Madrigal
Pharmaceuticals, Inc.
803,114
0.3
1,472
(1)
Medpace Holdings,
Inc.
756,843
0.2
2,241
(1)
Mirum
Pharmaceuticals, Inc.
164,288
0.1
1,132  National HealthCare
Corp.
137,549
0.0
6,258
(1)
NeoGenomics, Inc.
48,312
0.0
1,790
(1)
Nuvalent, Inc. - Class A
154,799
0.0
14,212
(1)
Ocular Therapeutix,
Inc.
166,138
0.1
7,641
(1)
Omnicell, Inc.
232,668
0.1
12,708
(1)
Option Care Health,
Inc.
352,774
0.1
75,580
(1)
OraSure Technologies,
Inc.
242,612
0.1
44,318
(1)
ORIC
Pharmaceuticals, Inc.
531,816
0.2
7,450
(1)(2)
Outset Medical, Inc.
105,194
0.0
6,219
(1)
Pediatrix Medical
Group, Inc.
104,168
0.0
13,781  Phibro Animal Health
Corp. - Class A
557,579
0.2
18,439
(1)
Progyny, Inc.
396,807
0.1
29,501
(1)
Prothena Corp. PLC
287,930
0.1
3,793
(1)
PTC Therapeutics, Inc.
232,776
0.1
29,706
(1)
Pulmonx Corp.
48,124
0.0
12,093
(1)
Scholar Rock Holding
Corp.
450,343
0.1
6,432
(1)
SI-BONE, Inc.
94,679
0.0
2,502
(1)
Sight Sciences, Inc.
8,607
0.0
2,416
(1)
Surgery Partners, Inc.
52,282
0.0
33,451
(1)
Teladoc Health, Inc.
258,576
0.1
43,783
(1)
Terns Pharmaceuticals,
Inc.
328,810
0.1
2,953
(1)
TransMedics Group,
Inc.
331,327
0.1
14,101
(1)
Travere Therapeutics,
Inc.
337,014
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
85,492
(1)
Treace Medical
Concepts, Inc.
$ 573,651
0.2
1,075
(1)
Twist Bioscience Corp.
30,250
0.0
4,072
(1)
Tyra Biosciences, Inc.
56,967
0.0
4,018  US Physical Therapy,
Inc.
341,329
0.1
19,593
(1)
Vaxcyte, Inc.
705,740
0.2
16,449
(1)
Veracyte, Inc.
564,694
0.2
8,873
(1)
WaVe Life Sciences
Ltd.
64,950
0.0
27,984
(1)
Zevra Therapeutics,
Inc.
266,128
0.1
36,276,723
11.9
Industrials : 20.9%
15,848
(2)
AAON, Inc.
1,480,837
0.5
16,545
ABM Industries, Inc.
763,055
0.2
40,591
(1)
ACV Auctions, Inc.
- Class A
402,257
0.1
1,401
(1)
AeroVironment, Inc.
441,161
0.1
28,159
(1)
API Group Corp.
967,825
0.3
1,842  Apogee Enterprises,
Inc.
80,256
0.0
9,456  Applied Industrial
Technologies, Inc.
2,468,489
0.8
29,808
(1)(2)
Archer Aviation, Inc.
- Class A
285,561
0.1
5,676
Arcosa, Inc.
531,898
0.2
4,950
Atkore, Inc.
310,563
0.1
6,859  Atmus Filtration
Technologies, Inc.
309,272
0.1
5,038  Barrett Business
Services, Inc.
223,284
0.1
14,043
(1)(2)
BlackSky Technology,
Inc.
282,966
0.1
4,119
(1)
Bloom Energy Corp.
- Class A
348,344
0.1
4,394
(1)
Blue Bird Corp.
252,875
0.1
998
(1)
BlueLinx Holdings, Inc.
72,934
0.0
2,805
Boise Cascade Co.
216,883
0.1
2,960
Brink's Co.
345,906
0.1
21,547
(1)
Casella Waste
Systems, Inc. - Class A
2,044,379
0.7
1,206
(1)(2)
Cimpress PLC
76,026
0.0
38,739
(1)
Core & Main, Inc.
- Class A
2,085,320
0.7
22,811
Costamare, Inc.
271,679
0.1
74,596
(1)
Driven Brands
Holdings, Inc.
1,201,742
0.4
943
(1)
DXP Enterprises, Inc.
112,283
0.0
4,023
(1)
Dycom Industries, Inc.
1,173,750
0.4
7,435
EnerSys
839,858
0.3
4,809
(1)
ExlService Holdings,
Inc.
211,740
0.1
10,547
(1)(2)
Firefly Aerospace, Inc.
309,238
0.1
83,759
(1)(2)
First Advantage Corp.
1,289,051
0.4
6,663
(1)
Fluence Energy, Inc.
71,960
0.0
12,702
(1)
Fluor Corp.
534,373
0.2
12,914  Fortune Brands
Innovations, Inc.
689,478
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,434
GATX Corp.
$ 250,663
0.1
1,903  Granite Construction,
Inc.
208,664
0.1
397
Greenbrier Cos., Inc.
18,329
0.0
10,107
Griffon Corp.
769,648
0.3
178,567
(1)
Hayward Holdings, Inc.
2,699,933
0.9
7,612  Heidrick & Struggles
International, Inc.
378,849
0.1
1,780
Herc Holdings, Inc.
207,655
0.1
5,993
(1)(2)
Hertz Global Holdings,
Inc.
40,752
0.0
145,522
(1)
Hillman Solutions
Corp.
1,335,892
0.4
1,430
(1)
Hudson Technologies,
Inc.
14,200
0.0
10,484
(1)
IBEX Holdings Ltd.
424,812
0.1
1,200
(1)(2)
IES Holdings, Inc.
477,180
0.2
143,468
(1)
Janus International
Group, Inc.
1,416,029
0.5
36,766
(1)(2)
Joby Aviation, Inc.
593,403
0.2
10,317
(1)
Karman Holdings, Inc.
744,887
0.2
5,048
KBR, Inc.
238,720
0.1
11,740  Kelly Services, Inc.
- Class A
154,029
0.1
7,329
Kennametal, Inc.
153,396
0.1
20,050  Knight-Swift
Transportation
Holdings, Inc.
792,176
0.3
11,796
Landstar System, Inc.
1,445,718
0.5
14,791
(1)
Legalzoom.com, Inc.
153,531
0.1
5,402  Lincoln Electric
Holdings, Inc.
1,273,954
0.4
12,250
(1)
Loar Holdings, Inc.
980,000
0.3
8,328
(1)
Masterbrand, Inc.
109,680
0.0
10,235
(1)
Matrix Service Co.
133,874
0.0
1,089
McGrath RentCorp
127,740
0.0
12,114
MillerKnoll, Inc.
214,902
0.1
1,698
Moog, Inc. - Class A
352,624
0.1
17,496
(1)
MRC Global, Inc.
252,292
0.1
17,027
MSA Safety, Inc.
2,929,836
1.0
5,515
Mueller Industries, Inc.
557,622
0.2
5,621
(1)
MYR Group, Inc.
1,169,337
0.4
3,039
(1)
Nextracker, Inc. - Class
A
224,856
0.1
1,320
(1)
Northwest Pipe Co.
69,868
0.0
27,119
(1)
NOW, Inc.
413,565
0.1
3,345
(1)(2)
NuScale Power Corp.
120,420
0.0
12,648
(1)
Orion Group Holdings,
Inc.
105,231
0.0
2,979
Park Aerospace Corp.
60,593
0.0
10,975
(1)
Paylocity Holding
Corp.
1,747,988
0.6
9,437
(1)
Planet Labs PBC
122,492
0.0
11,336  Primoris Services
Corp.
1,556,773
0.5
13,740
(1)
Radiant Logistics, Inc.
81,066
0.0
4,707
(1)
RBC Bearings, Inc.
1,837,095
0.6
14,033
(1)
Resideo Technologies,
Inc.
605,945
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,340
(1)
Rocket Lab Corp.
$ 255,839
0.1
10,231  Rush Enterprises, Inc.
- Class A
547,052
0.2
11,674
Safe Bulkers, Inc.
51,833
0.0
3,876
(1)
Saia, Inc.
1,160,319
0.4
10,797  Simpson
Manufacturing Co., Inc.
1,808,066
0.6
3,864
(1)
SkyWest, Inc.
388,796
0.1
5,190
(1)
Standardaero, Inc.
141,635
0.0
21,297  Steelcase, Inc. - Class
A
366,308
0.1
3,458
(1)
Sterling Infrastructure,
Inc.
1,174,613
0.4
10,228
(1)
Sunrun, Inc.
176,842
0.1
8,001
Terex Corp.
410,451
0.1
12,234
Tetra Tech, Inc.
408,371
0.1
7,934
(1)
Thermon Group
Holdings, Inc.
211,996
0.1
16,266
(1)
Titan International, Inc.
122,971
0.0
10,036
Toro Co.
764,743
0.3
1,752
TriNet Group, Inc.
117,191
0.0
5,640
(1)
Tutor Perini Corp.
369,928
0.1
4,942
UFP Industries, Inc.
462,028
0.2
87,619
(1)
Verra Mobility Corp.
2,164,189
0.7
3,228  Watts Water
Technologies, Inc.
- Class A
901,516
0.3
1,802  WESCO International,
Inc.
381,123
0.1
102,427  WillScot Mobile Mini
Holdings Corp.
2,162,234
0.7
6,962
(1)
WNS Holdings Ltd.
530,992
0.2
2,350
Woodward, Inc.
593,868
0.2
496  Worthington Industries,
Inc.
27,523
0.0
63,961,889
20.9
Information Technology : 13.0%
3,354
A10 Networks, Inc.
60,875
0.0
5,842
Adeia, Inc.
98,146
0.0
20,359
(1)
ADTRAN Holdings,
Inc.
190,967
0.1
33,466
(1)
Allegro MicroSystems,
Inc.
977,207
0.3
2,443
(1)
Alpha & Omega
Semiconductor Ltd.
68,306
0.0
2,291
(1)
Ambarella, Inc.
189,053
0.1
5,991
(1)
Appian Corp. - Class A
183,145
0.1
13,190
(1)(2)
Applied Digital Corp.
302,579
0.1
27,049
(1)
Arlo Technologies, Inc.
458,481
0.1
13,391
(1)
Asana, Inc. - Class A
178,904
0.1
3,335
(1)
ASGN, Inc.
157,912
0.0
9,444
(1)
Aurora Innovation, Inc.
50,903
0.0
779
(1)
Axcelis Technologies,
Inc.
76,062
0.0
8,069
Badger Meter, Inc.
1,440,962
0.5
145,419
(1)(2)
Bit Digital, Inc.
436,257
0.1
4,119
(1)
Blackline, Inc.
218,719
0.1
16,251
(1)
Box, Inc. - Class A
524,420
0.2
4,478
(1)
Braze, Inc. - Class A
127,354
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
128,242
(1)
CCC Intelligent
Solutions Holdings,
Inc.
$ 1,168,285
0.4
87,746
(1)(2)
Cipher Mining, Inc.
1,104,722
0.4
3,757
(1)(2)
Cleanspark, Inc.
54,476
0.0
12,027
(1)
Clearfield, Inc.
413,488
0.1
99,603
(1)
Clearwater Analytics
Holdings, Inc. - Class A
1,794,846
0.6
19,860
(1)
CommScope Holding
Co., Inc.
307,433
0.1
2,035
(1)
CommVault Systems,
Inc.
384,167
0.1
11,716
(1)
Consensus Cloud
Solutions, Inc.
344,099
0.1
21,229
(1)(2)
Core Scientific, Inc.
380,848
0.1
8,108
(1)
Credo Technology
Group Holding Ltd.
1,180,606
0.4
4,082
(1)
Diebold Nixdorf, Inc.
232,796
0.1
9,104
(1)
Digi International, Inc.
331,932
0.1
20,275
(1)
Digital Turbine, Inc.
129,760
0.0
7,955
(1)
Diodes, Inc.
423,286
0.1
13,505
(1)(2)
D-Wave Quantum, Inc.
333,709
0.1
8,034
(1)
Extreme Networks, Inc.
165,902
0.1
6,641
(1)
Fabrinet
2,421,441
0.8
9,080
(1)
FormFactor, Inc.
330,694
0.1
27,745
(1)
Freshworks, Inc.
- Class A
326,559
0.1
3,598
(1)
Hut 8 Corp.
125,246
0.0
3,478
(1)
Insight Enterprises,
Inc.
394,440
0.1
3,166
(2)
InterDigital, Inc.
1,092,998
0.4
15,259
(1)
IonQ, Inc.
938,429
0.3
16,697
(1)
Knowles Corp.
389,207
0.1
7,927
(1)
LiveRamp Holdings,
Inc.
215,139
0.1
16,138
(1)
MACOM Technology
Solutions Holdings,
Inc.
2,009,020
0.7
29,245
(1)(2)
Marathon Digital
Holdings, Inc.
534,014
0.2
3,843
(1)
MaxLinear, Inc.
61,795
0.0
28,047
(1)
nCino, Inc.
760,354
0.2
6,481
(1)
NETGEAR, Inc.
209,920
0.1
9,159
(1)
nLight, Inc.
271,381
0.1
16,804
(1)
Novanta, Inc.
1,682,921
0.5
3,072
NVE Corp.
200,509
0.1
55,959
(1)
ON24, Inc.
320,085
0.1
24,321
(1)
Ooma, Inc.
291,609
0.1
4,310
(1)
Pagaya Technologies
Ltd. - Class A
127,964
0.0
9,618
(1)
Penguin Solutions, Inc.
252,761
0.1
4,055
(1)
Plexus Corp.
586,718
0.2
11,207
(1)
Porch Group, Inc.
188,053
0.1
33,690  Power Integrations,
Inc.
1,354,675
0.4
11,549
(1)
Qualys, Inc.
1,528,279
0.5
16,164
(1)
Rambus, Inc.
1,684,289
0.5
14,718
(1)
Rigetti Computing, Inc.
438,449
0.1
16,178
(1)
Riot Platforms, Inc.
307,867
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
12,038
(1)
Sanmina Corp.
$ 1,385,694
0.4
6,361  Sapiens International
Corp. NV
273,523
0.1
4,507
(1)
ScanSource, Inc.
198,263
0.1
3,324
(1)
Semtech Corp.
237,500
0.1
627
(1)
SiTime Corp.
188,921
0.1
15,177
(1)(2)
SoundHound AI, Inc.
- Class A
244,046
0.1
9,370
(1)
SPS Commerce, Inc.
975,792
0.3
9,022
(1)
Tenable Holdings, Inc.
263,082
0.1
22,460
(1)(2)
Terawulf, Inc.
256,493
0.1
18,258
(1)
Ultra Clean Holdings,
Inc.
497,530
0.2
54,524
(1)
Unisys Corp.
212,644
0.1
6,509
(1)
Viasat, Inc.
190,714
0.1
21,339  Vishay Intertechnology,
Inc.
326,487
0.1
6,767
(1)
Whitefiber, Inc.
183,859
0.1
94,450
(1)
WM Technology, Inc.
109,562
0.0
2,834
(1)
Workiva, Inc.
243,951
0.1
43,191
(1)
Xperi, Inc.
279,878
0.1
9,907
(1)
Zeta Global Holdings
Corp. - Class A
196,852
0.1
39,800,214
13.0
Materials : 6.0%
978
(1)
Alpha Metallurgical
Resources, Inc.
160,480
0.1
9,700
AptarGroup, Inc.
1,296,502
0.4
5,947
Avient Corp.
195,954
0.1
45,522
(1)
Axalta Coating
Systems Ltd.
1,302,840
0.4
14,438
Balchem Corp.
2,166,566
0.7
8,384
Chemours Co.
132,803
0.0
58,462
(1)
Coeur Mining, Inc.
1,096,747
0.4
11,505  Commercial Metals
Co.
659,006
0.2
43,127
(1)
Constellium SE
641,730
0.2
8,512
Eagle Materials, Inc.
1,983,636
0.6
2,576
(1)
Ecovyst, Inc.
22,566
0.0
83,513
Element Solutions, Inc.
2,102,022
0.7
4,798
Greif, Inc. - Class A
286,728
0.1
1,068
Hawkins, Inc.
195,145
0.1
9,176
HB Fuller Co.
543,953
0.2
31,805
Hecla Mining Co.
384,840
0.1
3,187
Innospec, Inc.
245,909
0.1
2,484
Materion Corp.
300,092
0.1
14,181
Mativ Holdings, Inc.
160,387
0.0
17,215
(1)
O-I Glass, Inc.
223,279
0.1
1,261
Olympic Steel, Inc.
38,397
0.0
13,736
Orion SA
104,119
0.0
81,861
(1)
Perimeter Solutions,
Inc.
1,832,868
0.6
13,151  Quaker Chemical
Corp.
1,732,644
0.6
1,864  Ramaco Resources,
Inc. - Class A
61,866
0.0
11,428
(1)
SSR Mining, Inc.
279,072
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
3,879
Warrior Met Coal, Inc.
$ 246,860
0.1
18,397,011
6.0
Real Estate : 5.7%
32,224  Alexander & Baldwin,
Inc.
586,155
0.2
2,924  American Assets Trust,
Inc.
59,416
0.0
1,310  American Healthcare
REIT, Inc.
55,033
0.0
792  Armada Hoffler
Properties, Inc.
5,551
0.0
18,735  Broadstone Net Lease,
Inc.
334,794
0.1
14,226
CareTrust REIT, Inc.
493,358
0.2
31,970  Chatham Lodging
Trust
214,519
0.1
4,784
City Office REIT, Inc.
33,297
0.0
8,162  Colliers International
Group, Inc.
1,274,986
0.4
2,192  Community Healthcare
Trust, Inc.
33,538
0.0
21,400  COPT Defense
Properties
621,884
0.2
39,278
CubeSmart
1,597,043
0.5
7,403  Curbline Properties
Corp.
165,087
0.1
110,933
(1)
Cushman & Wakefield
PLC
1,766,053
0.6
25,722  DiamondRock
Hospitality Co.
204,747
0.1
10,585  EastGroup Properties,
Inc.
1,791,617
0.6
16,112  Empire State Realty
Trust, Inc. - Class A
123,418
0.0
22,115  Essential Properties
Realty Trust, Inc.
658,142
0.2
2,390  Four Corners Property
Trust, Inc.
58,316
0.0
3,064
Getty Realty Corp.
82,207
0.0
12,856  Independence Realty
Trust, Inc.
210,710
0.1
8,443  InvenTrust Properties
Corp.
241,639
0.1
10,167  Kite Realty Group
Trust
226,724
0.1
29,067
L.P. Industrial Trust
260,440
0.1
4,422
NetSTREIT Corp.
79,861
0.0
21,385  Newmark Group, Inc.
- Class A
398,830
0.1
22,568
(1)
Paramount Group, Inc.
147,595
0.1
15,035  Phillips Edison & Co.,
Inc.
516,152
0.2
34,806  Piedmont Office Realty
Trust, Inc. - Class A
313,254
0.1
5,450  Plymouth Industrial
REIT, Inc.
121,699
0.0
6,028  Postal Realty Trust,
Inc. - Class A
94,579
0.0
17,369
PotlatchDeltic Corp.
707,787
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
4,922
(1)
RE/MAX Holdings, Inc.
- Class A
$ 46,414
0.0
32,445
(1)
Real Brokerage, Inc.
135,620
0.1
27,325  Ryman Hospitality
Properties, Inc.
2,448,047
0.8
12,344  Sabra Health Care
REIT, Inc.
230,092
0.1
3,478
SL Green Realty Corp.
208,019
0.1
3,737
(2)
Smartstop Self Storage
REIT, Inc.
140,661
0.1
2,000  Tanger Factory Outlet
Centers, Inc.
67,680
0.0
2,620
UMH Properties, Inc.
38,907
0.0
3,169
Veris Residential, Inc.
48,169
0.0
27,243  Xenia Hotels &
Resorts, Inc.
373,774
0.1
17,215,814
5.7
Utilities : 2.4%
1,432  American States Water
Co.
104,994
0.0
1,122
Avista Corp.
42,423
0.0
8,435
Black Hills Corp.
519,512
0.2
2,824  Chesapeake Utilities
Corp.
380,365
0.1
2,368  Clearway Energy, Inc.
- Class A
63,770
0.0
6,153  Clearway Energy, Inc.
- Class C
173,822
0.0
14,816  Consolidated Water
Co. Ltd.
522,708
0.2
3,434  Genie Energy Ltd.
- Class B
51,338
0.0
4,220
(2)
IDACORP, Inc.
557,673
0.2
10,992  New Jersey Resources
Corp.
529,265
0.2
2,173
(1)(2)
Oklo, Inc.
242,572
0.1
6,975
ONE Gas, Inc.
564,557
0.2
5,957
Otter Tail Corp.
488,295
0.2
46,943  Portland General
Electric Co.
2,065,492
0.7
7,541  Southwest Gas
Holdings, Inc.
590,762
0.2
10,081
Unitil Corp.
482,477
0.1
7,380,025
2.4
Total Common Stock
(Cost $277,284,012)
301,611,919
98.7
RIGHTS : —%
Health Care : —%
28,260
(3)(4)
Aduro Biotech - CVR
—
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $277,284,012)
301,611,919
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.8%
Repurchase Agreements : 3.8%
3,074,621
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $3,074,976,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$3,136,151, due
08/27/27-09/01/55)
$ 3,074,621
1.0
129,952
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $129,967,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $132,551, due
07/15/26-08/15/54)
129,952
0.1
2,499,878
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $2,500,167,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$2,549,876, due
08/01/32-06/01/64)
2,499,878
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
244,832
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $244,860,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $249,729, due
12/31/31-05/31/32)
$ 244,832
0.1
338,497
(5)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $338,536,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $345,267, due
11/18/25-08/15/55)
338,497
0.1
1,939,501
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $1,939,724,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,978,292, due
01/15/29-10/01/55)
1,939,501
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
108,949
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $108,962,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $111,128, due
10/23/25-08/15/55)
$ 108,949
0.0
3,169,805
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $3,170,178,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$3,227,270, due
10/15/26-02/15/54)
3,169,805
1.1
Total Repurchase
Agreements
(Cost $11,506,035)
11,506,035
3.8
Time Deposits : 0.7%
320,000
(5)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 320,000
0.1
300,000
(5)
DZ Bank AG,
4.080
%,
10/01/2025 300,000
0.1
290,000
(5)
HSBC Bank PLC,
4.130
%,
10/01/2025 290,000
0.1
310,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 310,000
0.1
320,000
(5)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 320,000
0.1
320,000
(5)
Royal Bank of Canada,
4.140
%,
10/01/2025 320,000
0.1
320,000
(5)
Societe Generale S.A.,
4.090
%,
10/01/2025 320,000
0.1
Total Time Deposits
(Cost $2,180,000)
2,180,000
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.3%
4,196,022
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $4,196,022) $ 4,196,022 1.3
Total Short-Term
Investments
(Cost $17,882,057)
$ 17,882,057
5.8
Total Investments in
Securities
(Cost $295,166,069) $ 319,493,976 104.5
Liabilities in Excess
of Other Assets (13,789,315) (4.5)
Net Assets $ 305,704,661 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 301,611,919 $ — $ — $ 301,611,919
Short-Term Investments 4,196,022 13,686,035 — 17,882,057
Total Investments, at fair value $ 305,807,941 $ 13,686,035 $ — $ 319,493,976
Other Financial Instruments+
Futures 18,134 — — 18,134
Total Assets $ 305,826,075 $ 13,686,035 $ — $ 319,512,110
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, VY
®
JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At September 30, 2025, the following futures contracts were outstanding for VY
®
JPMorgan Small Cap Core Equity Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 10 12/19/25 $ 1,227,750 $ 18,134
$ 1,227,750 $ 18,134
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 46,440,621
Gross Unrealized Depreciation (22,112,714)
Net Unrealized Appreciation $ 24,327,907